Long-Term Loan (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Long-term Loan (Textual)
Maturity date	May 21, 2024	May 21, 2024	May 21, 2024	May 21, 2024
Amount of loan credit line	$ 48,371	$ 48,371
Annual interest rate	9.70%	9.70%	9.70%	9.70%
Installment payment, description	The installment payment plan is 60 months to pay off the balance on the 21st of each month.	The installment payment plan is 60 months to pay off the balance on the 21st of each month.
NTD [Member]
Long-term Loan (Textual)
Amount of loan credit line			$ 1,500,000	$ 1,500,000